Schedule of supplemental cash flow information related to leases (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Leases
Cash flows from operating leases	$ 32,482	$ 44,185	$ 46,402	$ 32,043
Cash flows from finance lease				$ 6,376